Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of Assets [Abstract]
Schedule of Groups of Cash-Generating Units	For the purposes of impairment testing, the goodwill obtained through business combinations, trademarks and the rights to exploit trade premises with indefinite useful lives were allocated to the following groups of cash-generating units:
	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Taeq	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	-	1,441,256	186,289	3,080,622
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	5,296	115,020	49,432	250,879
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	-	2,894	23,385
	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	1,690,339	340,887	3,484,303
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	128,103	90,454	299,688
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	4,212	24,703